PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 195,108	$ 228,276
Prepayments and other current assets	27,995	32,704
Total current assets	668,837	748,412
Non-current assets:
Long-term investments	373,233	470,964
Restricted cash, non-current	6,990	39,982
Total non-current assets	1,155,599	1,251,843
Total assets	1,824,436	2,000,255
Current liabilities:
Convertible notes- current	0	5,700
Short-term loans	297,811	236,985
Accrued expenses and other liabilities	131,268	158,799
Total current liabilities	600,913	581,812
Non-current liabilities:
Convertible senior notes	254,435	291,365
Total non-current liabilities	628,323	678,168
Total liabilities	1,229,236	1,259,980
Commitments and contingencies	0	0
Shareholders equity:
Additional paid-in capital	517,802	500,666
Accumulated other comprehensive income (loss)	(75,837)	137,630
Retained earnings	276,746	225,574
Treasury stock	(136,615)	(136,615)
Total shareholders' equity	594,506	739,583
Total liabilities and shareholders' equity	1,824,436	2,000,255
Common Class A [Member]
Shareholders equity:
Ordinary Shares, Value	9,286	9,204
Common Class B [Member]
Shareholders equity:
Ordinary Shares, Value	3,124	3,124
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,529	11,801
Prepayments and other current assets	98	1,485
Amounts due from subsidiaries	17,056	8,835
Total current assets	19,683	22,121
Non-current assets:
Long-term investments	52,283	30,733
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	992,902	869,895
Restricted cash, non-current	0	1,001
Total non-current assets	901,629	1,045,185
Total assets	921,312	1,067,306
Current liabilities:
Convertible notes- current	0	5,700
Short-term loans	26,808	0
Accrued expenses and other liabilities	2,575	3,850
Amounts due to subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	5,722	0
Total current liabilities	35,105	9,550
Non-current liabilities:
Convertible senior notes	254,435	291,365
Long-term loans	37,266	26,808
Total non-current liabilities	291,701	318,173
Total liabilities	326,806	327,723
Commitments and contingencies	0	0
Shareholders equity:
Additional paid-in capital	517,802	500,666
Accumulated other comprehensive income (loss)	(75,837)	137,630
Retained earnings	276,746	225,574
Treasury stock	(136,615)	(136,615)
Total shareholders' equity	594,506	739,583
Total liabilities and shareholders' equity	921,312	1,067,306
Parent Company [Member] | Common Class A [Member]
Shareholders equity:
Ordinary Shares, Value	9,286	9,204
Parent Company [Member] | Common Class B [Member]
Shareholders equity:
Ordinary Shares, Value	$ 3,124	$ 3,124